10Q BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Business, consolidation and presentation
Business, consolidation and presentation - We are a leading payments technology company delivering innovative software and services to our customers globally. Our technologies, services and team member expertise allow us to provide a broad range of solutions that enable our customers to operate their businesses more efficiently across a variety of channels around the world. Global Payments Inc. and its consolidated subsidiaries are referred to herein collectively as "Global Payments," the "Company," "we," "our" or "us," unless the context requires otherwise.

On April 17, 2025, we entered into definitive agreements to acquire 100% of Worldpay Holdco, LLC (“Worldpay”) from Fidelity National Information Services, Inc. (“FIS”) and affiliates of GTCR LLC (“GTCR”) and divest our Issuer Solutions business to FIS. Worldpay is an industry leading payments technology and solutions company. Consideration expected to be paid to GTCR for its ownership interest in Worldpay consists of (1) approximately $6.1 billion in cash and (2) 43.3 million shares of Global Payments common stock. Consideration expected to be received for the divestiture of our Issuer Solutions business consists of (1) approximately $7.5 billion in cash and (2) FIS’ ownership interest in Worldpay. The proposed acquisition of Worldpay and divestiture of our Issuer Solutions business will occur simultaneously and the transactions are expected to close in the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. Both transactions are subject to customary working capital and other adjustments. We will provide certain transition services to support the Issuer Solutions business upon divestiture. We will also receive certain transition services from FIS upon consummation of the Worldpay acquisition.

The Company analyzed quantitative and qualitative factors relevant to the Issuer Solutions disposal group and determined that the accounting criteria to be classified as held for sale and a discontinued operation were met. Accordingly, the operating results of the Issuer Solutions business have been reflected as discontinued operations for all periods presented. The assets and liabilities of the disposal group are presented separately on the consolidated balance sheets for all periods presented. Our consolidated statements of cash flows includes cash flows from discontinued operations for all periods presented. Unless otherwise indicated, all disclosures in the notes to the consolidated financial statements reflect only our continuing operations. Our Issuer Solutions business was historically presented as a reportable segment. For additional information related to the divestiture of Issuer Solutions, see "Note 2—Business Dispositions and Discontinued Operations."

These unaudited consolidated financial statements include our accounts and those of our majority-owned subsidiaries, and all intercompany balances and transactions have been eliminated in consolidation. Investments in entities that we do not control are accounted for using the equity or cost method, based on whether or not we have the ability to exercise significant influence over operating and financial policies. These unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The consolidated balance sheet as of December 31, 2024 was derived from the audited financial statements included in Exhibit 99.1 to this Current Report on Form 8-K ("Exhibit 99.1"), which revised certain financial information of our 2024 Form 10-K to reflect the presentation of our Issuer Solutions business as a discontinued operation, but does not include all disclosures required by GAAP for annual financial statements.

In the opinion of our management, all known adjustments necessary for a fair presentation of the results of the interim periods have been made. These adjustments consist of normal recurring accruals and estimates that affect the carrying amount of assets and liabilities. These financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in Exhibit 99.1.

Business, consolidation and presentation - We are a leading payments technology company delivering innovative software and services to our customers globally. Our technologies, services and team member expertise allow us to provide a broad range of solutions that enable our customers to operate their businesses more efficiently across a variety of channels around the world. Global Payments Inc. and its consolidated subsidiaries are referred to herein collectively as "Global Payments," the "Company," "we," "our" or "us," unless the context requires otherwise.

On April 17, 2025, we entered into definitive agreements to acquire 100% of Worldpay Holdco, LLC (“Worldpay”) from Fidelity National Information Services, Inc. (“FIS”) and affiliates of GTCR LLC (“GTCR”) and divest our Issuer Solutions business to FIS. Worldpay is an industry leading payments technology and solutions company. Consideration expected to be paid to GTCR for its ownership interest in Worldpay consists of (1) approximately $6.1 billion in cash and (2) 43.3 million shares of Global Payments common stock. Consideration expected to be received for the divestiture of our Issuer Solutions business consists of (1) approximately $7.5 billion in cash and (2) FIS’ ownership interest in Worldpay. The proposed acquisition of Worldpay and divestiture of our Issuer Solutions business will occur simultaneously, and the transactions are expected to close in the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. Both transactions are subject to customary working capital and other adjustments. We will provide certain transition services to support the Issuer Solutions business upon divestiture. We will also receive certain transition services from FIS upon consummation of the Worldpay acquisition.

We analyzed quantitative and qualitative factors relevant to the Issuer Solutions disposal group and determined that the accounting criteria to be classified as held for sale and a discontinued operation were met. Accordingly, the operating results of the Issuer Solutions business have been reflected as discontinued operations for all periods presented. The assets and liabilities of the disposal group are presented separately on the consolidated balance sheets for all periods presented. Our consolidated statements of cash flows includes cash flows from discontinued operations for all periods presented. Unless otherwise indicated, all disclosures in the notes to the consolidated financial statements reflect only our continuing operations. Our Issuer Solutions business was historically presented as a reportable segment. For additional information related to the divestiture of Issuer Solutions, see "Note 3—Business Dispositions and Discontinued Operations."

Additionally, as described in "Note 3—Business Dispositions and Discontinued Operations," during the second quarter of 2023, we completed the sale of the consumer portion of our Netspend business, which comprised our former Consumer Solutions segment. Our consolidated financial statements include the results of our former Consumer Solutions segment for periods prior to disposition. See "Note 18—Segment Information" in the notes to the accompanying consolidated financial statements for additional information about our segments.

In 2025, we elected to change our presentation of cash flows associated with "Changes in settlement processing assets and obligations, net" and "Changes in funds held for customers" from operating activities to financing activities within our consolidated statements of cash flows. The change has been applied retrospectively, and the prior periods have been conformed to the current period presentation. This change had no effect on our consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets or consolidated statements of changes in equity. The change in presentation resulted in the following changes:

•a decrease in net cash provided by operating activities and a decrease in net cash used in financing activities of $475.1 million for the year ended December 31, 2024,
•an increase in net cash provided by operating activities and a decrease in net cash provided by financing activities of $301.1 million for the year ended December 31, 2023, and
•an increase in net cash provided by operating activities and an increase in net cash used in financing activities of $296.2 million for the year ended December 31, 2022.
In 2025, we also elected to change the presentation of disaggregated revenues in our Merchant Solutions segment from distribution channels to service lines. The change has been applied retrospectively, and the prior periods have been conformed to the current period presentation. This change had no effect on our consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets, consolidated statements of cash flows or consolidated statements of changes in equity. See "Note 4—Revenues" for our disaggregated revenue disclosures.
These consolidated financial statements include our accounts and those of our majority-owned subsidiaries, and all intercompany balances and transactions have been eliminated in consolidation. Investments in entities that we do not control are accounted for using the equity or cost method, based on whether or not we have the ability to exercise significant influence over operating and financial policies. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").
Use of estimates
Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported periods. Actual results could differ materially from those estimates. In particular, uncertainty resulting from global events and other macroeconomic conditions are difficult to predict, and the ultimate effect could result in additional charges related to the recoverability of assets, including financial assets, long-lived assets and goodwill and other losses. These unaudited consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.
Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates. In particular, uncertainty resulting from global events and other macroeconomic conditions are difficult to predict at this time, and the ultimate effect could result in additional charges related to the recoverability of assets, including financial assets, long-lived assets and goodwill and other losses. These consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.
Recently adopted and issued accounting pronouncements
Recently issued accounting pronouncements not yet adopted

Accounting Standards Update ("ASU") 2024-03 - In November 2024, the Financial Accounting Standards Board ("FASB") issued ASU 2024-03, "Disaggregation of Income Statement Expenses," which requires disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all prior periods presented in the financial statements. We are evaluating the potential effects of ASU 2024-03 on our consolidated financial statements and related disclosures.

ASU 2023-09 - In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvement to Income Tax Disclosures," which is intended to enhance the transparency and decision usefulness of income tax information through improvements to income tax disclosures, primarily related to the rate reconciliation and information regarding income taxes paid. The amendments in this update are effective for annual periods beginning with our fiscal year ending December 31, 2025. We expect to apply this amendment on a retrospective basis in our Annual Report on Form 10-K for the year ended December 31, 2025. The adoption will result in expanded disclosures of the components of the reconciliation between income tax expense and statutory expectations as well as expanded disclosures of income taxes paid.

Recently adopted accounting pronouncements

Accounting Standards Update ("ASU") 2023-07 - In November 2023, the Financial Accounting Standards Board ("FASB") issued ASU 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures," which updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, inclusion of all annual disclosures in interim periods and disclosure of the title and position of the chief operating decision maker. We adopted ASU 2023-07 effective December 31, 2024 and applied it retrospectively to all periods presented in the financial statements. See "Note 18—Segment Information" for further information.

ASU 2021-08 - In October 2021, the FASB issued ASU 2021-08, "Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers." We elected to early adopt ASU 2021-08 during the year ended December 31, 2022, with application to any business combinations for which the acquisition date occurred after January 1, 2022. Prior to the adoption of this update, an acquirer generally recognized assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers and other similar contracts that are accounted for in accordance with Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("Topic 606" or "ASC 606"), at fair value on the acquisition date. ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts, which should generally result in an acquirer recognizing and measuring the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements. This update also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination.

Recently issued accounting pronouncement not yet adopted

ASU 2024-03 - In November 2024, the FASB issued ASU 2024-03, "Disaggregation of Income Statement Expenses," which requires disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all prior periods presented in the financial statements. We are evaluating the potential effects of ASU 2024-03 on our consolidated financial statements.
ASU 2023-09 - In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvement to Income Tax Disclosures," which is intended to enhance the transparency and decision usefulness of income tax information through improvements to income tax disclosures, primarily related to the rate reconciliation and information regarding income taxes paid. The amendments in this update are effective for annual periods beginning with our fiscal year ending December 31, 2025. We expect to apply this amendment on a retrospective basis in our Annual Report on Form 10-K for the year ended December 31, 2025. The adoption will result in expanded disclosures of the components of the reconciliation between income tax expense and statutory expectations as well as expanded disclosures of income taxes paid.
SEC rule changes - On March 6, 2024, the SEC adopted final rules that require disclosure of certain climate-related information, including disclosures relating to material climate-related risks, targets or goals, risk management and governance activities and greenhouse gas emissions. In addition, the rules require disclosure of certain climate-related financial metrics in the notes to the audited financial statements. The new disclosures are required on a prospective basis and provide for a phased-in compliance period. However, in April 2024, the SEC stayed the rules pending judicial review. Therefore, the timing of the effectiveness of these rules and their ultimate enforceability is uncertain.
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash on hand and all liquid investments with a maturity of three months or less when purchased. We regularly maintain cash balances with financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit or the equivalent outside the U.S. As of March 31, 2025, approximately 75% of our cash and cash equivalents (inclusive of discontinued operations) was held within a small group of financial institutions, primarily large money center banks. Although we currently believe that the financial institutions with whom we do business will be able to fulfill their commitments to us, there is no assurance that those institutions will be able to continue to do so. We have not experienced any losses associated with our balances in such accounts for the three months ended March 31, 2025 and 2024.

Restricted cash includes amounts that cannot be withdrawn or used for general operating activities under legal or regulatory restrictions. Restricted cash consists of amounts under legal restriction, amounts deposited by customers for prepaid card transactions and funds held as a liquidity reserve that are subject to local regulatory restrictions requiring appropriate segregation and restriction in their use. Restricted cash is included in prepaid expenses and other current assets in our consolidated balance sheets with a corresponding liability in accounts payable and accrued liabilities.

Cash, cash equivalents and restricted cash - Cash and cash equivalents include cash on hand and all liquid investments with a maturity of three months or less when purchased. We consider certain portions of our cash and cash equivalents to be unrestricted but not available for general purposes. The amount of cash that we consider to be available for general purposes (inclusive of discontinued operations), $1,067.5 million and $703.3 million as of December 31, 2024 and 2023, respectively, does not include the following: (i) settlement-related cash balances, (ii) funds held as collateral for merchant losses ("Merchant Reserves") and (iii) funds held for customers. Settlement-related cash balances represent funds that we hold when the incoming amount from the card networks precedes the funding obligation to the merchant. Settlement-related cash balances are not restricted in their use; however, these funds are generally paid out in satisfaction of a processing obligation the following day. Merchant Reserves serve as collateral to minimize contingent liabilities associated with any losses that may occur under the merchant agreement. We recognize a corresponding liability in settlement processing assets and settlement processing obligations in our consolidated balance sheets. While this cash is not restricted in its use, we believe that designating this cash as Merchant Reserves strengthens our fiduciary standing with financial institutions that sponsor us. Funds held for customers, which are not restricted in their use, include amounts collected before the corresponding obligation is due to be settled to or at the direction of our customers.
Restricted cash includes amounts that cannot be withdrawn or used for general operating activities under legal or regulatory restrictions. Restricted cash consists of amounts deposited by customers for prepaid card transactions and funds held as a liquidity reserve that are subject to local regulatory restrictions requiring appropriate segregation and restriction in their use. Restricted cash is included in prepaid expenses and other current assets in the consolidated balance sheets with a corresponding liability in accounts payable and accrued liabilities.

We regularly maintain cash balances with financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit or the equivalent outside the U.S. As of December 31, 2024, approximately 75% of our total balance of cash and cash equivalents (inclusive of discontinued operations) was held within a small group of financial institutions, primarily large money center banks. Although we currently believe that the financial institutions with whom we do business will be able to fulfill their commitments to us, there is no assurance that those institutions will be able to continue to do so. We have not experienced any losses associated with our balances in such accounts for the years ended December 31, 2024, 2023 or 2022.